Assets classified as held for sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets classified as held for sale
5.21 Assets classified as held for sale
As at December 31, 2025 and December 31, 2024, no assets were classified as held for sale and no transactions involving the reclassification of assets into this category occurred during the current financial year. This status reflects the fact that all assets continue to be used in the Group’s operations and that, at the date of preparation of the financial statements, no disposal is anticipated that would meet the criteria for reclassification as held for sale.